Segmented information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Results of Operations and Assets for Segments
The results of operations and assets for these segments are reflected in the tables below. The comparative information for 2016 has been reclassified to conform with the composition of the reporting segments presented in the current year.

	Year ended December 31, 2017
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$300,173	$1,677,636	$—	$1,977,809
Fuel, power and water purchased	25,384	485,016	—	510,400
Net revenue	274,789	1,192,620	—	1,467,409
Operating expenses	86,675	511,983	—	598,658
Administrative expenses	20,777	42,900	789	64,466
Depreciation and amortization	103,038	222,088	1,321	326,447
Gain on foreign exchange	—	—	373	373
Operating income	64,299	415,649	(2,483)	477,465
Interest expense	47,565	126,790	28,276	202,631
Interest, dividend, equity and other income	(3,723)	(5,449)	(2,817)	(11,989)
Other expenses (gain)	2,282	(4,250)	62,751	60,783
Earnings (loss) before income taxes	$18,175	$298,558	$(90,693)	$226,040
Property, plant and equipment	$2,818,697	$5,047,454	$43,342	$7,909,493
Equity-method investees	37,273	2,784	422	40,479
Total assets	3,103,999	7,299,576	130,060	10,533,635
Capital expenditures	211,328	528,695	—	740,023

22.	Segmented information (continued)

	Year ended December 31, 2016
	Liberty Power Group	Liberty Utilities Group	Corporate	Total
Revenue	$265,949	$830,069	$—	$1,096,018
Fuel and power purchased	21,260	274,055	—	295,315
Net revenue	244,689	556,014	—	800,703
Operating expenses	72,346	260,595	60	333,001
Administrative expenses	19,656	26,272	421	46,349
Depreciation and amortization	80,094	105,448	1,357	186,899
Gain on foreign exchange	—	—	(436)	(436)
Operating income	72,593	163,699	(1,402)	234,890
Interest expense	21,847	50,671	59,074	131,592
Interest, dividend and other income	32	(5,282)	(5,323)	(10,573)
Other expense (gain)	(14,403)	(11,690)	10,454	(15,639)
Earnings (loss) before income taxes	$65,117	$130,000	$(65,607)	$129,510
Property, plant and equipment	$2,455,336	$2,390,047	$44,563	$4,889,946
Equity-method investees	59,021	2,314	3,084	64,419
Total assets	2,771,651	5,388,966	88,843	8,249,460
Capital expenditures	141,420	264,323	—	405,743

Information on Operations by Geographic Area
Information on operations by geographic area is as follows:

	2017	2016
Revenue
Canada	$95,326	$100,403
United States	1,882,483	995,615
	$1,977,809	$1,096,018
Property, plant and equipment
Canada	$568,693	$558,271
United States	7,340,800	4,331,675
	$7,909,493	$4,889,946
Intangible assets
Canada	$34,654	$36,611
United States	29,454	28,378
	$64,108	$64,989